Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
A.          Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of Otonomo Technologies Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

In addition, certain comparative figures have been reclassified to conform to the current year presentation.

Recapitalization
B.          Recapitalization

The Transaction is accounted for as a recapitalization as pre-combination Otonomo was determined to be the accounting acquirer under Financial Accounting Standards Board (FASB)’s Accounting Standards Codification Topic 805, Business Combinations (ASC 805). In connection with the recapitalization, all outstanding capital stock of the pre-combination Otonomo was converted into Company Ordinary Shares, representing a recapitalization, and the net assets of SWAG were acquired at historical cost, with no goodwill or intangible assets recorded. The pre-combination Otonomo was deemed to be the predecessor of the Company, and the consolidated assets and liabilities and results of operations prior to the Closing Date are those of the pre-combination Otonomo.

Use of Estimates
C.          Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods and accompanying notes. Significant items subject to such estimates and assumptions include, but are not limited to, the fair value of assets acquired and liabilities assumed in business combinations, goodwill and purchased intangible assets valuation, useful lives of intangible assets, value of warrants to redeemable convertible preferred shares, warrants to ordinary shares and share based compensation including the determination of the fair value of the Company’s ordinary shares. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company’s customers and its sales cycles. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the year ended December 31, 2021. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.

Foreign Currency
D.          Foreign Currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (“dollar” or “$”), thus; the dollar is the functional currency of the Company.

The transactions and balances of the Company denominated in U.S. dollars are presented at their original amounts as the U.S. dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Monetary assets and liabilities denominated in a non-U.S. dollar currency are translated using the current exchange rate and non-monetary assets and liabilities and capital accounts denominated in a non-U.S. dollar currency are translated using historical exchange rates.

Statements of operations accounts denominated in a non-U.S. dollar currency are translated using the exchange rates in effect on the transaction dates, except for amortization and depreciation, which are translated using historical exchange rates. Adjustments from the translation of the Company’s financial statements to U.S. dollars and foreign exchange transaction gains and losses are included in loss for the period in which exchange rates change. Such adjustments have been immaterial since inception.

Details of exchange rates:

	December 31	December 31	December 31
	2021	2020	2019

Exchange rate of U.S. dollar ($) in New Israeli Shekel (NIS)	3.110	3.215	3.456
CPI	102.6	100.1	100.8

The translation should not be construed as a representation that the foreign currency amounts upon which the translation is based actually represent, or could be converted into, U.S. dollar.

Concentration of Credit Risk
E.          Concentration of Credit Risk

Financial instruments which potentially expose the Company to concentrations of credit risk consist primarily of cash equivalents, short-term investments, restricted cash and account receivables. The Company maintains bank accounts in financial institutions that management believes have strong credit ratings.

Cash, Cash equivalents and Short-Term Investments
F.          Cash, Cash equivalents and Short-term investments

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at their carrying values, which approximates their fair values. Short-term investments consist of bank deposits with an original maturity of three months to one year at the date of purchase.

Fair Value Measurements
G.          Fair Value Measurements

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.
•
Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist of cash equivalents, short-term investments, account receivables, and account payables. Short-term investments are stated at fair value on a recurring basis. Cash equivalents, accounts receivable, and accounts payable are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date.

See Notes 12C and 12D for more information regarding the warrants for redeemable convertible preferred shares and warrants for ordinary shares.

Accounts Receivables
H.          Accounts Receivables, net

Accounts receivable are recorded at the invoiced amount and amounts for which revenue has been recognized but not invoiced, net of allowance for doubtful accounts. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of accounts. The allowance of doubtful accounts was not material for the periods presented.

Property and Equipment
I.           Property and Equipment

Property and equipment are stated at cost net of accumulated depreciation. Maintenance and repair expenses are charged to operation as incurred. Depreciation is calculated on the straight-line method based on the estimated useful lives of the assets and commences once the assets are ready for their intended use.

Annual rates at depreciation are as follows:

%

Computers and software	33
Office furniture and equipment	7;15
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Capitalized Software Costs

Costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, with no substantive plans to market such software at the time of development are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. Maintenance costs are expensed as incurred. The amount of qualifying costs for capitalization incurred was immaterial for the years presented.

Impairment of Property and Equipment
J.          Impairment of Property and Equipment

The Company evaluates the recoverability of property and equipment for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of property and equipment is not recoverable, the carrying amount of such assets is reduced to fair value. There were no impairment charges to property and equipment during the years presented.

Business Combinations
K.          Business Combinations

When the Company acquires a business, the purchase price is allocated to the tangible and identifiable intangible assets, net of liabilities assumed. Any residual purchase price is recorded as goodwill. The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future, the appropriate weighted-average cost of capital and the cost savings expected to be derived from acquiring an asset. These estimates are inherently uncertain and unpredictable. During the measurement period, which may be up to one year from the acquisition date, adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed may be recorded, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s Consolidated Statements of Operations.

Goodwill and Intangible Assets, net
L.          Goodwill and Intangible Assets, net

Goodwill is not amortized but rather tested for impairment at least annually in the fourth quarter, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination and is allocated to reporting units expected to benefit from the business combination. The Company has determined that it has one operating segment and one reporting unit. Goodwill impairment is recognized when the quantitative assessment results in the carrying value exceeding the fair value, in which case an impairment charge is recorded to the extent the carrying value exceeds the fair value. There were no impairment charges to goodwill during the periods presented.

Intangible assets are amortized on a straight-line basis over the estimated useful life of the respective asset. Each period the Company evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization.

The estimated useful lives of the Company’s intangible assets are as follows:

%

Technology	16.67

Revenue Recognition
M.          Revenue Recognition

The Company derives its revenues from subscription to our vehicle data platform, which are comprised of subscription fees from customers accessing the Company’s enterprise cloud computing services (“SaaS subscriptions”). For our mobility intelligence, The Company generates revenues from the use of artificial intelligence (AI) platform that empowers organizations by transforming behavioral data into actionable insights. (“MI services”).

The Company determines revenue recognition through the following five-step framework:

•	Identification of the contract, or contracts, with a customer;
•	Identification of the performance obligations in the contract;
•	Determination of the transaction price;
•	Allocation of the transaction price to the performance obligations in the contract; and
•	Recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company’s SaaS subscriptions revenues consist primarily of fees to provide the Company’s customers access to its cloud-based platform, which includes routine customer support. Subscription service contracts do not provide customers with the right to take possession of the software, are cancelable, and do not contain general rights of return. Generally, subscription revenues are recognized ratably over the contractual term of the arrangement, beginning on the date that the service is made available to the customer.

Subscription contracts typically have a term of one to three years and based on fixed-fee or a pay per use basis. For fixed-fee basis contracts, invoicing occurring in annual or monthly installments at the beginning of each year of the subscription period or at the end of each month, respectively. For pay per use basis contracts, the Company applies the ‘as-invoiced’ practical expedient that permits the Company to recognize revenue in the amount to which it has a right to invoice the customer.

MI services typically have a term of up to one year and are based on fixed-fee. For fixed-fee basis contracts, invoicing occurring usually when the service is delivered.

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract.

The Company provides access to its cloud-hosted software, without providing the customer with the right to take possession of its software, which the Company considers to be a single performance obligation.

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple performance obligations, the Company allocates the transaction price for each contract to each performance obligation based on the relative standalone selling price for each performance obligation. In instances where performance obligations do not have observable standalone sales, the Company utilizes available information that may include market conditions, pricing strategies, the economic life of the software, and other observable inputs or uses the expected cost-plus margin approach to estimate the price the Company would charge if the products and services were sold separately.

Incremental costs of obtaining a contract that are eligible to capitalization, were immaterial during the reported periods.

Contract assets consist of unbilled accounts receivable, which occur when a right to consideration for the Company’s performance under the customer contract occurs before invoicing to the customer. The amount of unbilled accounts receivable included within accounts receivable, net, on the consolidated balance sheets.

Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance is recognized as revenue during the 12-month period after the balance sheet date.

Contract Balances

Of the $265 thousand of deferred revenue recorded as of December 31, 2020, the Company recognized 100% as revenue during the year ended December 31, 2021.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of SaaS subscriptions revenues not yet delivered. As of December 31, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was $540 thousand, which consists of billed considerations of $35 thousand and unbilled considerations of $505 thousand, that the Company expects to recognize as revenue. As of December 31, 2021, the Company expects to recognize 69% of its remaining performance obligations as revenue over the next 12 months, and the remainder thereafter.

Cost of Services
N.          Cost of Services

Cost of services consists primarily of expenses related to purchasing of data from data suppliers, amounts paid to data suppliers under revenue sharing or fixed price arrangements, software licenses, and personnel-related costs associated with customer support and professional services, including salaries, benefits and bonuses. Cost of services also includes allocated overhead costs.

Cloud Infrastructure
O.          Cloud infrastructure

Third-party cloud infrastructure expenses incurred in connection with the Company’s customers’ use of the Company’s platform and the maintenance of the Company’s platform on public clouds, such as cloud computing or other hosting and data storage including different regional deployments. In addition, cloud infrastructure also includes the third-party cloud infrastructure expenses incurred with internal research and development use.

Research and Development
P.          Research and Development

Research and development costs include personnel-related expenses associated with the Company’s engineering personnel responsible for the design, development and testing of its products, cost of development environments and tools, and allocated overhead. Research and development costs are expensed as incurred.

Share-Based Compensation
Q.          Share Based Compensation

Share based compensation expense related to share based awards is recognized based on the fair value of the awards granted and recognized as an expense on a straight-line basis over the requisite service period for share options and restricted share units (“RSU”). The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying ordinary shares, the expected term of the award, the expected volatility of the price of the Company’s ordinary shares, risk-free interest rates, and the expected dividend yield of ordinary shares. The fair value of each RSU award is based on the fair value of the underlying ordinary shares on the grant date. The assumptions used to determine the fair value of the share awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. Forfeitures are accounted for as they occur instead of estimating the number of awards expected to be forfeited.

Income Taxes
R.          Income Taxes

The Company is subject to income taxes in Israel, the U.S., and other foreign jurisdictions. These foreign jurisdictions may have different statutory tax rates than in Israel. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The financial effect of changes in tax laws or rates is accounted for in the period of enactment. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount more likely than not to be realized.

The Company recognizes income tax benefits from tax positions only if it believes that it is more likely than not that the tax position will be sustained upon examination. The tax benefits recognized are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement.

Net Loss Per Share
S.          Net Loss Per Share

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its redeemable convertible preferred shares to be participating securities as the holders of the redeemable convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis assuming conversion of all redeemable convertible preferred shares into ordinary shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.

Segment Information
T.          Segment Information

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer (“CEO”), in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Revenue by geographical region of the Company’s customers:

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

United States	176	43	-
APAC	329	164	2
EMEA	1,218	187	127

Total revenue	1,723	394	129

Property and equipment, net of depreciation, by geographic region:

	December 31	December 31
	2021	2020
	USD thousands	USD thousands

United States	9	2
Israel	716	623

Total property and equipment, net	725	625

Number of Customers accounted for over 10% of Revenue

For the year ended December 31, 2021, the Company had three customers that accounted for 13%, 14% and 28%, respectively, of its revenues. For the year ended December 31, 2020, the Company had two customers that accounted for 12% and 30%, respectively, of its revenues. For the year ended December 31, 2019, the Company had three customers that accounted for 12%, 20% and 63%, respectively, of its revenues

Recently Issued Accounting Pronouncements
V.          Recently Issued Accounting Pronouncements

As an “Emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which would require lessees to put all leases on their balance sheets, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. The guidance states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU 2016-02 for non-public entities to fiscal years beginning after December 15,2021, and interim periods within fiscal years beginning after December 15, 2022. The guidance will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. The Company does not expect the adoption of Topic 842 to have a material impact to its consolidated financial statements.

Recently Adopted Accounting Pronouncements
U.          Recently Adopted Accounting Pronouncements

In October 2021, the FASB issued ASU 2021-08, which amends ASC 805 to require acquiring entities to apply ASC 606 to recognize and measure contract assets and contract liabilities in a business combination. Under previously effective GAAP, an acquirer recognizes such items at fair value on the acquisition date.

ASU 2021-08 amends ASC 805 to add contract assets and contract liabilities to the list of exceptions to the recognition and measurement principles that apply to business combinations and to require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606.

As a result of the amendments, it is expected that an acquirer will generally recognize and measure acquired contract assets and contract liabilities (deferred revenue) in a manner consistent with how the acquiree recognized and measured them in its preacquisition financial statements. In addition, as a result of the amendment, acquirer likely would subsequently recognize the same amount of revenue that the acquiree would have recognized if no business combination took place.

The ASU will be effective for fiscal years beginning after December 15, 2022 and interim periods therein for public business entities. The Company early adopted the standard in 2021. Acquisitions of businesses assumed during the year ended December 31, 2021 were presented in conformity with the provisions of the standard.